Interest Expense (Tables)	12 Months Ended
Mar. 31, 2025
Interest Expense [Abstract]
Schedule of Interest Expense
	Year ended March 31, 2023	Year ended March 31, 2024	Year ended March 31, 2025
	RMB	RMB	RMB

Amortization charges on promissory notes	9,706	5,058	5,974
Interest expense on borrowings	3,644	2,268	532
Total	13,350	7,326	6,506